SEGMENTED INFORMATION (Schedule of disaggregation of long-lived assets by geographic are) (Details) - USD ($)	Jan. 31, 2023	Jan. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets by geographic area	$ 13,070,651	$ 13,745,477
Nevada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets by geographic area	11,321,662	11,903,430
Discontinued operations (Oregon)[Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets by geographic area	1,748,286	1,817,633
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets by geographic area	$ 703	$ 24,414